Investment Securities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Held-to-maturity securities
Amortized cost	$ 1,200,000	$ 2,400,000
Estimated fair value	1,200,000	2,400,000
Carrying Value	1,200,000	2,400,000
Available-for-sale securities
Amortized cost, Available-for-sale securities	3,481,165,000	4,196,263,000
Gross Unrealized Gains	9,459,000
Gross Unrealized Losses	(79,274,000)
Available for sale debt securities	3,411,350,000	4,124,184,000
Equity Securities	5,937,000	27,886,000
Total Amortized cost	3,481,165,000	4,196,263,000
Total Gross unrealized gains		22,274,000
Total Gross unrealized losses		66,467,000
Available for sale debt securities and equity securities	3,411,350,000
Assets/liabilities measured at fair value
Available-for-sale securities
Total Amortized cost		4,152,070,000
Available for sale debt securities and equity securities	3,411,350,000
Carrying Value
Available-for-sale securities
Available for sale debt securities and equity securities	3,411,350,000	4,152,070,000
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Available-for-sale securities	3,295,366,000	3,943,092,000
Gross Unrealized Gains	6,813,000	14,110,000
Gross Unrealized Losses	(79,169,000)	(65,969,000)
Residential mortgage-backed securities | Assets/liabilities measured at fair value
Available-for-sale securities
Available for sale debt securities	3,223,010,000	3,891,233,000
Residential mortgage-backed securities | Carrying Value
Available-for-sale securities
Available for sale debt securities	3,223,010,000	3,891,233,000
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Available for sale debt securities	501,293,000	654,063,000
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Available for sale debt securities	2,721,717,000	32,371,700
Obligations of states and political subdivisions
Available-for-sale securities
Amortized cost, Available-for-sale securities	185,799,000	225,096,000
Gross Unrealized Gains	2,646,000	7,871,000
Gross Unrealized Losses	(105,000)	(16,000)
Obligations of states and political subdivisions | Assets/liabilities measured at fair value
Available-for-sale securities
Available for sale debt securities	188,340,000	232,951,000
Obligations of states and political subdivisions | Carrying Value
Available-for-sale securities
Available for sale debt securities	188,340,000	232,951,000
Other securities
Held-to-maturity securities
Amortized cost	1,200,000	2,400,000
Estimated fair value	1,200,000	2,400,000
Carrying Value	$ 1,200,000	2,400,000
Equity securities with readily determinable fair values
Available-for-sale securities
Amortized Cost, Equity securities		28,075,000
Gross Unrealized Gains, Equity securities		293,000
Gross Unrealized Losses, Equity securities		(482,000)
Equity securities with readily determinable fair values | Assets/liabilities measured at fair value
Available-for-sale securities
Equity Securities		27,886,000
Equity securities with readily determinable fair values | Carrying Value
Available-for-sale securities
Equity Securities		$ 27,886,000